Standards issued but not yet effective (Tables)	12 Months Ended
Dec. 31, 2017
Standards Issued But Not Yet Effective Tables
Schedule of IFRS adoption

In summary, the impact of IFRS 9 adoption is expected to be, as follows:

S/(000)

Assets -
Available for sale financial investments	5,677
Deferred income tax liability	(1,675)

4,002

Liability and equity -
Other comprehensive income	4,002

4,002

Schedule of increase (decrease) in equity

Impact on equity (increase/(decrease)) as December 31, 2017:

S/(000)

Sales of goods	(4,717,000)
Selling and distribution expenses	4,717,000

Net impact on profit for the year	—

Attributable to
Equity holders of the parent	(4,717,000)
Non-controlling interests	—

(4,717,000)